Financing Receivables (Age Of The Recorded Investment In Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	¥ 1,837,092	¥ 1,693,658
1 to 89 days past due, Performing	16,382	10,262
Total	1,863,245	1,714,848
Greater than 90 days and accruing	156	155
Greater than 90 days past due, Nonperforming
Accounts, Notes, Loans and Financing Receivable [Line Items]
Greater than 90 days	9,771	10,928
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	1,036,342	966,759
1 to 89 days past due, Performing	2,149	2,516
Total	1,040,630	971,269
Greater than 90 days and accruing	7	12
Installment Sales Receivable | Greater than 90 days past due, Nonperforming
Accounts, Notes, Loans and Financing Receivable [Line Items]
Greater than 90 days	2,139	1,994
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	480,481	444,634
1 to 89 days past due, Performing	4,650	1,938
Total	488,015	450,443
Greater than 90 days and accruing	149	143
Lease Receivable | Greater than 90 days past due, Nonperforming
Accounts, Notes, Loans and Financing Receivable [Line Items]
Greater than 90 days	2,884	3,871
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	318,494	280,463
1 to 89 days past due, Performing	9,576	5,808
Total	329,181	287,305
Credit Receivable | Greater than 90 days past due, Nonperforming
Accounts, Notes, Loans and Financing Receivable [Line Items]
Greater than 90 days	1,111	1,034
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	1,775	1,802
1 to 89 days past due, Performing	7
Total	5,419	5,831
Other Receivable | Greater than 90 days past due, Nonperforming
Accounts, Notes, Loans and Financing Receivable [Line Items]
Greater than 90 days	3,637	4,029
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	271,115	267,046
Greater than 90 days	1,461	2,168
Total	272,576	269,214
Past due and accruing	¥ 0	¥ 0